Related-Party Balances and Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related-party Balances and Transactions

(18) Related-party Balances and Transactions

The principal related-party balances as of December 31, 2021 and 2022, and transactions for the years ended December 31, 2020, 2021 and 2022 are as follows:

(i)	On December 28, 2020, the Group entered into a framework strategic partnership agreement, or, the “Agreement”, with Puyi Enterprise Management Consulting Co., Ltd (“Puyi Consulting”), which was controlled by Puyi, the Group’s affiliate. Pursuant to the Agreement, both parties, on the basis of full compliance with relevant regulatory and legal requirements will share customer and channel resources and explore collaboration opportunities on the provision of value-added asset management services to Chinese households, by leveraging both parties’ respective strength in insurance and financial services. For the year ended December 31, 2021, the Group incurred RMB5,386 commission cost to Puyi Consulting and the balance of accounts payable as of December 31, 2021 was RMB2,894. For the year ended December 31, 2022, the Group incurred RMB13,548 commission cost to Puyi Consulting and the balance of account payable as of December 31, 2022 was RMB4,987. In order to diversify the Group’s services and product offerings, the Group provided referral services of publicly-raised and privately-raised fund products provided by Puyi’s clients, the Group referred Puyi’s financial advisors to their clients and Puyi’s financial advisors will be responsible for providing product information and handling purchasing procedures. For the year ended December 31, 2022, the Group incurred RMB1,166 referral service fee from Puyi and the balance of account receivable as of December 31, 2022 was RMB1.

(ii)	On March 7, 2022, the Group entered into an agreement with Puyi Consulting. Pursuant to this agreement, Puyi Consulting provided training services and customer salon support services to the Group. For the year ended December 31, 2022, the Group incurred RMB7,017 services expense to Puyi Consulting and the balance of other payable as of December 31, 2022 was RMB4,177.